Eaton Vance

Atlanta Capital SMID-Cap Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 1.6%
Hexcel Corp.(1)	3,857,162	$199,800,992

		$199,800,992

Banks — 2.2%
Prosperity Bancshares, Inc.	2,163,160	$156,396,468
Umpqua Holdings Corp.	6,008,728	115,607,927

		$272,004,395

Building Products — 7.9%
Advanced Drainage Systems, Inc.(2)	483,743	$65,851,935
Carlisle Cos., Inc.	2,483,286	616,152,922
Lennox International, Inc.	879,050	285,128,658

		$967,133,515

Capital Markets — 8.4%
Affiliated Managers Group, Inc.	1,898,924	$312,391,987
FactSet Research Systems, Inc.	254,383	123,632,682
Morningstar, Inc.	805,942	275,624,104
SEI Investments Co.	5,109,505	311,373,235

		$1,023,022,008

Chemicals — 2.8%
RPM International, Inc.	3,407,970	$344,204,970

		$344,204,970

Commercial Services & Supplies — 1.9%
IAA, Inc.(1)	4,549,232	$230,282,124

		$230,282,124

Containers & Packaging — 2.4%
AptarGroup, Inc.	2,428,206	$297,406,671

		$297,406,671

Distributors — 3.1%
LKQ Corp.	4,303,313	$258,327,879
Pool Corp.	221,467	125,350,322

		$383,678,201

Diversified Consumer Services — 3.8%
Service Corp. International	2,128,575	$151,107,539
Terminix Global Holdings, Inc.(1)(3)	6,904,969	312,311,748

		$463,419,287

Electrical Equipment — 1.3%
Acuity Brands, Inc.	769,361	$162,889,111

		$162,889,111

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
Trimble, Inc.(1)	1,032,734	$90,044,077

		$90,044,077

Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	728,866	$143,841,705

		$143,841,705

Health Care Equipment & Supplies — 5.9%
DENTSPLY SIRONA, Inc.	2,369,428	$132,190,388
Envista Holdings Corp.(1)(3)	8,918,021	401,846,026
Teleflex, Inc.	587,134	192,861,777

		$726,898,191

Health Care Providers & Services — 0.8%
Henry Schein, Inc.(1)	1,336,213	$103,596,594

		$103,596,594

Hotels, Restaurants & Leisure — 5.8%
Aramark	11,639,049	$428,898,956
Choice Hotels International, Inc.	1,831,542	285,702,236

		$714,601,192

Insurance — 9.9%
Brown & Brown, Inc.	4,901,447	$344,473,695
Markel Corp.(1)	247,113	304,937,442
W.R. Berkley Corp.	6,795,517	559,882,646

		$1,209,293,783

IT Services — 7.2%
Broadridge Financial Solutions, Inc.	840,475	$153,655,640
Gartner, Inc.(1)	568,811	190,164,894
GoDaddy, Inc., Class A(1)	1,993,500	169,168,410
Jack Henry & Associates, Inc.	729,574	121,831,562
WEX, Inc.(1)	1,771,334	248,677,580

		$883,498,086

Life Sciences Tools & Services — 1.7%
Bio-Techne Corp.	390,492	$202,017,131

		$202,017,131

Machinery — 5.1%
Graco, Inc.	1,640,857	$132,285,891
IDEX Corp.	787,756	186,162,498
Nordson Corp.	703,052	179,468,084
Woodward, Inc.	1,179,208	129,076,108

		$626,992,581

Marine — 1.3%
Kirby Corp.(1)	2,760,467	$164,026,949

		$164,026,949

Professional Services — 4.0%
Booz Allen Hamilton Holding Corp., Class A	2,541,579	$215,500,483
CACI International, Inc., Class A(1)	1,010,743	272,102,123

		$487,602,606

Security	Shares	Value
Real Estate Management & Development — 2.4%
Jones Lang LaSalle, Inc.(1)	1,106,672	$298,071,037

		$298,071,037

Road & Rail — 5.6%
J.B. Hunt Transport Services, Inc.	1,988,997	$406,550,987
Landstar System, Inc.	1,529,397	273,792,651

		$680,343,638

Software — 6.6%
Black Knight, Inc.(1)	2,441,389	$202,366,734
Blackbaud, Inc.(1)	2,397,102	189,323,116
Dolby Laboratories, Inc., Class A	2,776,442	264,372,807
Manhattan Associates, Inc.(1)	955,532	148,575,671

		$804,638,328

Specialty Retail — 2.8%
Burlington Stores, Inc.(1)	400,187	$116,658,512
Ulta Beauty, Inc.(1)	537,510	221,636,874

		$338,295,386

Textiles, Apparel & Luxury Goods — 2.7%
Columbia Sportswear Co.	2,133,671	$207,904,902
Deckers Outdoor Corp.(1)	334,442	122,509,449

		$330,414,351

Total Common Stocks (identified cost $6,299,178,605)		$12,148,016,909

Short-Term Investments — 2.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	251,498,097	$251,472,947

Total Short-Term Investments (identified cost $251,472,947)		$251,472,947

Total Investments — 101.2% (identified cost $6,550,651,552)		$12,399,489,856

Other Assets, Less Liabilities — (1.2)%		$(143,864,682)

Net Assets — 100.0%		$12,255,625,174

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $668,807 and the total market value of the collateral received by the Fund was $675,824, comprised of U.S. government and/or agencies securities.

(3)	Affiliated company.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

The Fund did not have any open derivative instruments at December 31, 2021.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2021, the value of the Fund’s investments in affiliated companies and funds was $965,630,721 which represents 7.9% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:

Name of affiliated company/ fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period		Dividend income	Shares/Units, end of period

Common Stocks *
Envista Holdings Corp.(1)	$382,400,072	$—	$(10,366,702)	$3,534,522	$26,278,134	$401,846,026		$—	8,918,021
Kirby Corp.(1)	151,357,348	—	(23,545,949)	(8,018,040)	44,233,590	—	(2)	—	—	(2)
Terminix Global Holdings, Inc.(1)	295,895,420	—	(8,858,497)	709,654	24,565,171	312,311,748		—	6,904,969
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	113,307,547	699,407,939	(561,233,114)	(9,425)	—	251,472,947		19,444	251,498,097

Totals				$(3,783,289)	$95,076,895	$965,630,721		$19,444

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Non-income producing security.

(2)	Company is no longer an affiliate as of December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$12,148,016,909	*	$—	$—	$12,148,016,909
Short-Term Investments	—		251,472,947	—	251,472,947
Total Investments	$12,148,016,909		$251,472,947	$—	$12,399,489,856

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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